Shareholders' equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 246	€ 234	€ 259
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	190	185	186
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	20	16	15
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	14	14
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders			37
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 14	€ 11	€ 10